Consolidated Statements of Cash Flows - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net income	₽ 3,691,494	₽ 5,492,771	₽ 1,885,825
Adjusted for non-cash items and items not affecting cash flow from operating activities:
Depreciation and amortization	1,185,745	1,066,284	750,558
Impairment of equity-accounted investees	218,126	0	0
Goodwill impairment	657,032	0	0
Net finance costs	579,398	416,471	350,216
Net foreign exchange loss/(gain)	302,862	(1,424)	(83,030)
Gain on remeasurement of previously held interest in equity accounted investees	0	(223,308)	0
Write-off of expired other tax risks and related indemnity	(138,669)	(91,452)	0
Changes in put liability to non-controlling participants in subsidiary	97,668	0	0
Other non-cash items	(12,072)	4,808	(5,509)
LTIPs, including social taxes	915,879	516,241	262,647
Share grant to the Board of Directors	14,615	21,270	21,714
Share of loss of equity-accounted investees, net of income tax	55,563	17,925	49,181
Income tax expense	1,544,501	1,374,834	685,772
Change in trade receivables, prepaid expenses and other current and non-current assets	119,756	(138,147)	(19,546)
Change in contract liabilities	1,028,758	1,687,796	343,903
Change in trade and other payables	28,558	642,227	161,742
Change in provisions	65,626	140,351	0
Change in other liabilities	(65,430)	26,729	17,300
Income tax paid	(1,864,311)	(1,788,020)	(840,021)
Interest paid	(756,488)	(505,976)	(366,179)
Net cash generated from operating activities	7,668,611	8,659,380	3,214,573
INVESTING ACTIVITIES:
Acquisition of subsidiary, net of cash acquired	0	(556,208)	(3,004,299)
Payment of deferred consideration for the acquisition of subsidiary	(68,183)	(233,836)	0
Acquisition of equity-accounted investee	(132,474)	(426,998)	0
Acquisition of intangible assets	(105,197)	(114,825)	(77,723)
Payment for the acquisition of financial asset at fair value through profit and loss	(113,209)	0	0
Acquisition of property and equipment	(344,154)	(151,012)	(178,782)
Loans issued	0	(73,997)	(19,235)
Repayment of loans issued, including related interest	0	77,000	0
Investments in short-term deposits	0	(300,000)	0
Proceeds from short-term deposits	300,000	0	0
Interest received	211,320	204,587	52,432
Net cash used in investing activities	(251,897)	(1,575,289)	(3,227,607)
FINANCING ACTIVITIES:
Acquisition of treasury shares	(329,642)	(1,096,357)	0
Bank and other loans received	0	7,765	4,616,478
Non-convertible bonds issued	0	0	4,000,000
Bank loans and other borrowings origination fees paid	0	(43,615)	(56,668)
Bank and other loans repaid	(485,789)	(400,672)	(5,397,895)
Payment for lease liabilities	(114,365)	(90,166)	(59,737)
Dividends paid to shareholders	(3,213,927)	(2,073,893)	(1,885,441)
Dividends paid to non-controlling interest	(92,408)	(106,978)	(102,731)
Acquisition of non-controlling interests	0	(155,177)	0
Contribution from non-controlling interest	0	0	44
Payments of put liability to non-controlling participants in subsidiary	(157,577)	0	0
Net cash used in financing activities	(4,393,708)	(3,959,093)	1,114,050
Net increase in cash and cash equivalents	3,023,006	3,124,998	1,101,016
Cash and cash equivalents, beginning of year	6,523,228	3,367,610	2,089,215
Effect of exchange rate changes on cash	(197,543)	30,620	177,379
Cash and cash equivalents, end of year	₽ 9,348,691	₽ 6,523,228	₽ 3,367,610